Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Accounts receivable	$ 7,038	$ 1,935
Less: allowance for doubtful accounts	0	0
Accounts receivable, net	$ 7,038	$ 1,935